CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales	$ 1,708.1		$ 1,415.9		$ 1,223.4
Manufacturing cost of sales	1,181.5		992.2		861.6
Selling and technical services	147.8		127.2		113.4
Research and process development	52.9		45.0		38.1
Administrative and general	136.6		96.1		93.6
Amortization of acquisition intangibles	9.0		3.2		3.2
Net (loss) gain on sale of assets	(16.7)		3.3
Earnings from operations	163.6		155.5		113.5
Other expense, net	(1.7)		(5.1)		(5.9)
Net loss on early extinguishment of debt	(0.2)		(0.3)		(0.8)
Equity in earnings of associated companies	(0.2)
Interest expense, net	30.1		35.8		33.2
Earnings from continuing operations before income taxes	131.4		114.3		73.6
Income tax provision	37.3		28.3		6.6
Earnings from continuing operations	94.1		86.0		67.0
Earnings from operations of discontinued business, net of tax	112.6		90.3		108.1
Net (loss) gain on sale of discontinued operations, net of tax	(16.6)		34.6
Earnings from discontinued operations, net of tax	96.0		124.9		108.1
Net earnings	190.1		210.9		175.1
Less: Net earnings attributable to noncontrolling interests	(2.1)		(3.1)		(2.8)
Net earnings attributable to Cytec Industries Inc.	$ 188.0		$ 207.8		$ 172.3
Basic earnings per common share
Continuing operations	$ 2.04		$ 1.78		$ 1.36
Discontinued operations	$ 2.04		$ 2.51		$ 2.13
Basic earnings per common share	$ 4.08	[1]	$ 4.29	[1]	$ 3.49
Diluted earnings per common share
Continuing operations	$ 2.01		$ 1.75		$ 1.35
Discontinued operations	$ 2.01		$ 2.49		$ 2.11
Diluted earnings per common share	$ 4.02	[1]	$ 4.24	[1]	$ 3.46
Dividends per common share	$ 0.50		$ 0.50		$ 0.05

[1]	The sum of the quarters may not equal the full year basic and diluted earnings per share since each period is calculated separately.